Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom Income Fund	May 30, 2024
Fidelity Freedom Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	8.26%
Past 5 years	3.64%
Since Inception	2.93%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.98%
F0199
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Since Inception	3.12%

[1]	A From July 20, 2017 .